STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.9%
China – 1.1%
Ping An Insurance Group Co. of China Ltd., Class H 23,000 96,202
Denmark – 6.5%
Novo Nordisk A/S, Class B 1,708 191,860
Novozymes A/S, Class B 4,893 251,334
Orsted A/S
(a)
2,467 140,025
583,219
Finland – 1.0%
Neste OYJ 2,476 85,759
France – 17.0%
Capgemini SE 708 158,536
Cie de Saint-Gobain SA 2,212 157,390
Hermes International SCA 101 213,694
Legrand SA 2,293 223,618
L'Oreal SA 720 346,021
Sanofi SA 2,725 274,936
Technip Energies NV 6,681 139,312
1,513,507
Germany – 8.1%
Infineon Technologies AG 6,313 230,223
RWE AG 2,827 104,882
SAP SE 2,240 389,258
724,363
Hong Kong – 4.5%
AIA Group Ltd. 32,004 249,508
Prudential PLC 15,052 156,113
405,621
India – 2.5%
HDFC Bank Ltd. 12,502 220,183
Indonesia – 2.2%
Bank Rakyat Indonesia (Persero) Tbk PT 549,200 198,380
Ireland – 3.8%
ICON PLC
(b)
741 193,305
Smurfit Kappa Group PLC 3,845 143,649
336,954
Japan – 9.7%
Seven & i Holdings Co. Ltd. 2,100 83,555
Sony Group Corp. 2,900 289,547
Suntory Beverage & Food Ltd. 4,500 147,737
Topcon Corp. 12,200 141,745

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 9.7% (continued)
Toyota Industries Corp. 2,400 205,218
867,802
Netherlands – 10.7%
ASML Holding NV 494 426,130
Universal Music Group NV 7,221 213,587
Wolters Kluwer NV 2,099 309,634
949,351
Spain – 3.9%
Industria de Diseno Textil SA 8,109 347,993
Switzerland – 6.8%
Lonza Group AG 530 260,900
Roche Holding AG 392 112,247
Zurich Insurance Group AG 456 232,029
605,176
Taiwan – 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. 16,004 321,108
United Kingdom – 17.5%
Ashtead Group PLC 3,781 249,262
AstraZeneca PLC 2,568 341,714
Bunzl PLC 4,479 182,491
Croda International PLC 1,837 111,862
Genus PLC 2,932 85,239
Informa PLC 24,488 241,255
RELX PLC 8,459 349,392
1,561,215
Total Investments (cost $8,846,358) 98.9% 8,816,833
Cash and Receivables (Net) 1.1% 95,700
Net Assets 100.0% 8,912,533
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $140,025 or 1.57% of net assets.
(b)
Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable International Equity
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31, 2024 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2024, accumulated net unrealized depreciation on investments was
$29,525, consisting of gross appreciation of $977,132 and gross depreciation of
$1,006,657.
At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,816,833 — — 8,816,833
†
See Statement of Investments for additional detailed categorizations, if any.